Document and Entity Information	Jul. 19, 2022
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jul. 19, 2022
Entity Registrant Name	Nasdaq, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38855
Entity Tax Identification Number	52-1165937
Entity Address, Address Line One	151 W. 42nd Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
Country Region	+1
City Area Code	212
Local Phone Number	401 8700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0001120193
Amendment Flag	false
Common Stock, $.01 par value per share [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	NDAQ
Security Exchange Name	NASDAQ
0.900% senior unsecured notes due 2033 [Member]
Entity Information [Line Items]
Title of 12(b) Security	0.900% Senior Notes due 2033
Trading Symbol	NDAQ33
Security Exchange Name	NASDAQ
0.875% Senior Notes due 2030 [Member]
Entity Information [Line Items]
Title of 12(b) Security	0.875% Senior Notes due 2030
Trading Symbol	NDAQ30
Security Exchange Name	NASDAQ
1.75% Senior Notes due 2029 [Member]
Entity Information [Line Items]
Title of 12(b) Security	1.75% Senior Notes due 2029
Trading Symbol	NDAQ29
Security Exchange Name	NASDAQ